Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000206968
Shareholder Report [Line Items]
Fund Name	BlackRock China A Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	CHILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock China A Opportunities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund’s Instititional Shares returned 16.43%.

  For the same period, the MSCI China A Onshore Index returned 14.15%.

What contributed to performance?

Positive contributions were led by fundamental stock selection measures, most notably fundamental valuation insights as markets exhibited a preference for value factor styles. In this vein, traditional valuation metrics comparing stock prices across company earnings, sales and cash flows contributed in the first half of 2024, as risk sentiment remained weak and investors focused on companies with strong cash flows. Defensive quality fundamental measures also contributed to gains amid market volatility, with measures evaluating operating efficiency and dividend consistency proving additive. Sentiment measures added to return as well, successfully positioning the portfolio around evolving market themes. These included measures capturing forward-looking views of company fundamentals based on comments from sell-side analysts as well as insights capturing informed investor positioning, which were effective during the January and April 2024 earnings seasons. Additionally, measures of consumer sentiment and intent based on credit card transactions helped motivate successful positioning with respect to consumer discretionary stocks.

What detracted from performance?

While sentiment insights contributed in aggregate, select trend-based sentiment signals struggled against deteriorating investor confidence throughout the period as well during a drawdown in momentum styles at period-end. Specifically, measures capturing trends across broker reports from Chinese sell-side analysts struggled. In addition, macro thematic insights evaluating industry trends drove unsuccessful positioning. Most notably, measures evaluating hiring trends motivated an underweight to financials which detracted as investors favored defensive brokerage stocks amid broader market volatility.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: December 27, 2018 through October 31, 2024

Initial Investment of $10,000

	Institutional Shares	MSCI China A Onshore Index
Dec 18	$10,090	$10,066
Jan 19	$10,930	$10,938
Feb 19	$12,340	$12,617
Mar 19	$13,310	$13,390
Apr 19	$13,550	$13,420
May 19	$12,410	$12,221
Jun 19	$13,290	$12,913
Jul 19	$13,240	$12,977
Aug 19	$12,930	$12,455
Sep 19	$13,140	$12,542
Oct 19	$13,440	$12,898
Nov 19	$13,390	$12,771
Dec 19	$14,567	$13,840
Jan 20	$13,229	$13,800
Feb 20	$14,318	$13,613
Mar 20	$13,059	$12,494
Apr 20	$14,023	$13,392
May 20	$14,238	$13,172
Jun 20	$15,780	$14,488
Jul 20	$17,923	$16,635
Aug 20	$18,875	$17,322
Sep 20	$18,467	$16,490
Oct 20	$19,022	$17,071
Nov 20	$19,884	$18,238
Dec 20	$21,657	$19,381
Jan 21	$22,504	$20,093
Feb 21	$22,092	$19,941
Mar 21	$20,985	$18,698
Apr 21	$21,774	$19,453
May 21	$22,822	$20,683
Jun 21	$22,787	$20,312
Jul 21	$21,727	$19,276
Aug 21	$21,645	$19,487
Sep 21	$21,527	$19,495
Oct 21	$21,986	$19,914
Nov 21	$22,092	$20,012
Dec 21	$22,422	$20,162
Jan 22	$20,671	$18,384
Feb 22	$20,909	$18,889
Mar 22	$19,241	$17,200
Apr 22	$17,109	$15,437
May 22	$17,800	$15,872
Jun 22	$19,372	$17,467
Jul 22	$18,098	$16,402
Aug 22	$17,264	$15,649
Sep 22	$15,464	$14,143
Oct 22	$14,178	$12,988
Nov 22	$16,120	$14,412
Dec 22	$16,023	$14,671
Jan 23	$17,682	$16,196
Feb 23	$16,937	$15,549
Mar 23	$17,081	$15,562
Apr 23	$17,045	$15,239
May 23	$15,662	$14,121
Jun 23	$15,674	$14,024
Jul 23	$16,540	$14,819
Aug 23	$15,158	$13,624
Sep 23	$14,953	$13,376
Oct 23	$14,136	$12,974
Nov 23	$14,208	$13,126
Dec 23	$14,054	$12,962
Jan 24	$13,085	$11,647
Feb 24	$14,483	$12,904
Mar 24	$14,336	$12,874
Apr 24	$15,023	$13,140
May 24	$14,949	$13,013
Jun 24	$14,520	$12,539
Jul 24	$14,348	$12,619
Aug 24	$14,128	$12,377
Sep 24	$17,243	$15,232
Oct 24	$16,458	$14,810

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares ...
	16.43%	4.13%	8.90%
MSCI China A Onshore Index...
	14.15	2.80	6.95

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 17,147,021
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$17,147,021
Number of Portfolio Holdings...
159
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
149%

Holdings [Text Block]

Sector allocation

Ten largest holdings

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
22.4%
Financials...
17.8
Industrials...
14.6
Materials...
10.9
Consumer Discretionary...
9.9
Consumer Staples...
9.5
Health Care...
8.7
Communication Services...
2.1
Energy...
1.8
Utilities...
1.8
Real Estate...
0.3
Short-Term Securities...
1.3
Liabilities in Excess of Other Assets...
(1.1)

SecurityFootnote Reference(b)	Percent of Net Assets
Contemporary Amperex Technology Co. Ltd., Class A...
4.0%
Ping An Insurance Group Co. of China Ltd., Class A...
3.9
Kweichow Moutai Co. Ltd., Class A...
3.9
China Merchants Bank Co. Ltd., Class A...
3.2
Wuliangye Yibin Co. Ltd., Class A...
3.2
BOE Technology Group Co. Ltd., Class A...
2.5
Huatai Securities Co. Ltd., Class A...
2.3
BYD Co. Ltd., Class A...
2.3
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A...
2.3
Midea Group Co. Ltd., Class A...
2.0

Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Footnote(b)	Excludes short-term securities.

C000206969
Shareholder Report [Line Items]
Fund Name	BlackRock China A Opportunities Fund
Class Name	Class K Shares
Trading Symbol	CHKLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock China A Opportunities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund’s Class K Shares returned 16.51%.

  For the same period, the MSCI China A Onshore Index returned 14.15%.

What contributed to performance?

Positive contributions were led by fundamental stock selection measures, most notably fundamental valuation insights as markets exhibited a preference for value factor styles. In this vein, traditional valuation metrics comparing stock prices across company earnings, sales and cash flows contributed in the first half of 2024, as risk sentiment remained weak and investors focused on companies with strong cash flows. Defensive quality fundamental measures also contributed to gains amid market volatility, with measures evaluating operating efficiency and dividend consistency proving additive. Sentiment measures added to return as well, successfully positioning the portfolio around evolving market themes. These included measures capturing forward-looking views of company fundamentals based on comments from sell-side analysts as well as insights capturing informed investor positioning, which were effective during the January and April 2024 earnings seasons. Additionally, measures of consumer sentiment and intent based on credit card transactions helped motivate successful positioning with respect to consumer discretionary stocks.

What detracted from performance?

While sentiment insights contributed in aggregate, select trend-based sentiment signals struggled against deteriorating investor confidence throughout the period as well during a drawdown in momentum styles at period-end. Specifically, measures capturing trends across broker reports from Chinese sell-side analysts struggled. In addition, macro thematic insights evaluating industry trends drove unsuccessful positioning. Most notably, measures evaluating hiring trends motivated an underweight to financials which detracted as investors favored defensive brokerage stocks amid broader market volatility.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: December 27, 2018 through October 31, 2024

Initial Investment of $10,000

	Class K Shares	MSCI China A Onshore Index
Dec 18	$10,090	$10,066
Jan 19	$10,930	$10,938
Feb 19	$12,340	$12,617
Mar 19	$13,310	$13,390
Apr 19	$13,550	$13,420
May 19	$12,410	$12,221
Jun 19	$13,300	$12,913
Jul 19	$13,240	$12,977
Aug 19	$12,930	$12,455
Sep 19	$13,140	$12,542
Oct 19	$13,450	$12,898
Nov 19	$13,390	$12,771
Dec 19	$14,569	$13,840
Jan 20	$13,243	$13,800
Feb 20	$14,320	$13,613
Mar 20	$13,061	$12,494
Apr 20	$14,025	$13,392
May 20	$14,241	$13,172
Jun 20	$15,794	$14,488
Jul 20	$17,937	$16,635
Aug 20	$18,889	$17,322
Sep 20	$18,470	$16,490
Oct 20	$19,025	$17,071
Nov 20	$19,887	$18,238
Dec 20	$21,652	$19,381
Jan 21	$22,500	$20,093
Feb 21	$22,100	$19,941
Mar 21	$20,992	$18,698
Apr 21	$21,782	$19,453
May 21	$22,830	$20,683
Jun 21	$22,795	$20,312
Jul 21	$21,735	$19,276
Aug 21	$21,652	$19,487
Sep 21	$21,534	$19,495
Oct 21	$22,006	$19,914
Nov 21	$22,100	$20,012
Dec 21	$22,449	$20,162
Jan 22	$20,685	$18,384
Feb 22	$20,923	$18,889
Mar 22	$19,266	$17,200
Apr 22	$17,120	$15,437
May 22	$17,824	$15,872
Jun 22	$19,397	$17,467
Jul 22	$18,122	$16,402
Aug 22	$17,287	$15,649
Sep 22	$15,487	$14,143
Oct 22	$14,187	$12,988
Nov 22	$16,131	$14,412
Dec 22	$16,053	$14,671
Jan 23	$17,714	$16,196
Feb 23	$16,968	$15,549
Mar 23	$17,100	$15,562
Apr 23	$17,076	$15,239
May 23	$15,680	$14,121
Jun 23	$15,704	$14,024
Jul 23	$16,570	$14,819
Aug 23	$15,187	$13,624
Sep 23	$14,982	$13,376
Oct 23	$14,164	$12,974
Nov 23	$14,236	$13,126
Dec 23	$14,082	$12,962
Jan 24	$13,111	$11,647
Feb 24	$14,512	$12,904
Mar 24	$14,365	$12,874
Apr 24	$15,053	$13,140
May 24	$14,979	$13,013
Jun 24	$14,549	$12,539
Jul 24	$14,377	$12,619
Aug 24	$14,156	$12,377
Sep 24	$17,277	$15,232
Oct 24	$16,503	$14,810

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Class K Shares ...
	16.51%	4.18%	8.95%
MSCI China A Onshore Index...
	14.15	2.80	6.95

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 17,147,021
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$17,147,021
Number of Portfolio Holdings...
159
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
149%

Holdings [Text Block]

Sector allocation

Ten largest holdings

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
22.4%
Financials...
17.8
Industrials...
14.6
Materials...
10.9
Consumer Discretionary...
9.9
Consumer Staples...
9.5
Health Care...
8.7
Communication Services...
2.1
Energy...
1.8
Utilities...
1.8
Real Estate...
0.3
Short-Term Securities...
1.3
Liabilities in Excess of Other Assets...
(1.1)

SecurityFootnote Reference(b)	Percent of Net Assets
Contemporary Amperex Technology Co. Ltd., Class A...
4.0%
Ping An Insurance Group Co. of China Ltd., Class A...
3.9
Kweichow Moutai Co. Ltd., Class A...
3.9
China Merchants Bank Co. Ltd., Class A...
3.2
Wuliangye Yibin Co. Ltd., Class A...
3.2
BOE Technology Group Co. Ltd., Class A...
2.5
Huatai Securities Co. Ltd., Class A...
2.3
BYD Co. Ltd., Class A...
2.3
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A...
2.3
Midea Group Co. Ltd., Class A...
2.0

Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Footnote(b)	Excludes short-term securities.